   As Filed with the Securities and Exchange Commission on July 27, 2001


                                                      REGISTRATION NO. 333-31248
                                                                       811-05846

--------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    ------------

                          POST-EFFECTIVE AMENDMENT NO. 4                    /X/

                                         TO

                                      FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                        AND

                                  AMENDMENT NO. 33                          /X/
                                         TO
                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                             (Exact Name of Registrant)

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Name of Depositor)

                            ONE SUN LIFE EXECUTIVE PARK
                        WELLESLEY HILLS, MASSACHUSETTS 02481
                (Address of Depositor's Principal Executive Offices)

                    DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030


             EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                  ONE COPLEY PLACE
                            BOSTON, MASSACHUSETTS 02116
                      (Name and Address of Agent for Service)

                            COPIES OF COMMUNICATIONS TO:
                                JOAN E. BOROS, ESQ.
                 JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                         1025 THOMAS JEFFERSON STREET, N.W.
                                  SUITE 400 EAST
                            WASHINGTON, D.C. 20007-0805


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

    / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

    /X/  ON AUGUST 1, 2001 PURSUANT TO PARAGRAPH (b) OF RULE 485

    / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

    / /  ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS

    Attached hereto and made a part hereof is a Supplement to the Profile and Prospectus dated May 1, 2001 (incorporated herein by reference from Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-31248) filed April 23, 2001) for each of the following:


        MFS Regatta Access Variable and Fixed Annuity
        Futurity Focus II Variable and Fixed Annuity

                        SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                   PROFILE DATED MAY 1, 2001, AS SUPPLEMENTED
                                      AND
                 PROSPECTUS DATED MAY 1, 2001, AS SUPPLEMENTED

                                      FOR

                               MFS REGATTA ACCESS
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Beginning on August 27, 2001, with the addition of a new class of shares -- the "Service Class shares" -- to the MFS/Sun Life Series Trust ("the Series Fund"), the following 31 corresponding Sub-Accounts will be added to the MFS Regatta Access Variable and Fixed Annuity Contracts (the "Contracts"):

Bond -- S Class                                 Managed Sectors -- S Class
Capital Appreciation -- S Class                 Massachusetts Investors Growth Stock -- S Class
Capital Opportunities -- S Class                Massachusetts Investors Trust -- S Class
Emerging Growth -- S Class                      Mid Cap Growth -- S Class
Emerging Markets Equity -- S Class              Money Market -- S Class
Global Asset Allocation -- S Class              New Discovery -- S Class
Global Governments -- S Class                   Research -- S Class
Global Growth -- S Class                        Research Growth and Income -- S Class
Global Health Sciences -- S Class               Research International -- S Class
Global Telecommunications -- S Class            Strategic Growth -- S Class
Global Total Return -- S Class                  Strategic Income -- S Class
Government Securities -- S Class                Technology -- S Class
High Yield -- S Class                           Total Return -- S Class
International Growth -- S Class                 Utilities -- S Class
International Investors Trust -- S Class        Value -- S Class
International New Discovery -- S Class

      This Supplement describes the fees and performance information associated with the Series Fund's Service Class (the "S Class") shares. The S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

      The INITIAL CLASS SHARES are only available to owners of a MFS Regatta Access Variable and Fixed Annuity Contract who opened their Contracts BEFORE August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

      Owners of a MFS Regatta Access Variable and Fixed Annuity Contract who opened their Contracts ON OR AFTER August 27, 2001, will only be able to purchase S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

      At present, the INTERNATIONAL NEW DISCOVERY SERIES and GLOBAL HEALTH SCIENCES SERIES of the MFS/Sun Life Series Trust are not available for sale and, therefore, neither share class of these two Series is available for investment. We do not know at this time when or if these two Series will be made available. YOUR INVESTMENT DECISION TO PURCHASE A CONTRACT SHOULD NOT ASSUME THE FUTURE AVAILABILITY OF THESE SERIES.

      As a result of the addition of the S Class shares, the Profile dated
May 1, 2001, as supplemented (the "Profile"), and the Prospectus dated May 1, 2001, as supplemented (the "Prospectus"), are further supplemented as follows:

      1. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the 31 Sub-Accounts listed above.

      2. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

                                                                                          EXAMPLES:
                                          TOTAL      TOTAL                          TOTAL EXPENSES AT END
                                         ANNUAL      ANNUAL     TOTAL        NO RIDERS (A)        WITH RIDER (B)
                                        INSURANCE     FUND      ANNUAL    -------------------   -------------------
                                         CHARGES    EXPENSES   EXPENSES    1 YEAR    10 YEARS    1 YEAR    10 YEARS
                                        ---------   --------   --------   --------   --------   --------   --------
Bond -- S Class                           1.50%      0.97%      2.47%       $25        $281       $29        $319
Capital Appreciation -- S Class           1.50%      1.00%      2.50%       $25        $284       $29        $322
Capital Opportunities -- S Class          1.50%      1.04%      2.54%       $26        $288       $30        $326
Emerging Growth -- S Class                1.50%      0.99%      2.49%       $25        $283       $29        $321
Emerging Markets Equity -- S Class        1.50%      1.82%      3.32%       $33        $361       $37        $397
Global Asset Allocation -- S Class        1.50%      1.15%      2.65%       $27        $298       $31        $336
Global Governments -- S Class             1.50%      1.19%      2.69%       $27        $302       $31        $340
Global Growth -- S Class                  1.50%      1.29%      2.79%       $28        $312       $32        $349
Global Health Sciences -- S Class         1.50%      1.50%      3.00%       $30        $332       $34        $368
Global Telecommunications -- S Class      1.50%      1.53%      3.03%       $31        $335       $35        $371
Global Total Return -- S Class            1.50%      1.16%      2.66%       $27        $299       $31        $337
Government Securities -- S Class          1.50%      0.87%      2.37%       $24        $271       $28        $310
High Yield -- S Class                     1.50%      1.08%      2.58%       $26        $291       $30        $330
International Growth -- S Class           1.50%      1.49%      2.99%       $30        $331       $34        $368
International Investors Trust --
  S Class                                 1.50%      1.46%      2.96%       $30        $328       $34        $365
International New Discovery --
  S Class                                 1.50%      1.48%      2.98%       $30        $330       $34        $367
Managed Sectors -- S Class                1.50%      1.01%      2.51%       $25        $285       $29        $323
Massachusetts Investors Growth
  Stock -- S Class                        1.50%      1.06%      2.56%       $26        $290       $30        $328
Massachusetts Investors Trust --
  S Class                                 1.50%      0.85%      2.35%       $24        $269       $28        $308
Mid Cap Growth -- S Class                 1.50%      1.14%      2.64%       $27        $297       $31        $336
Money Market -- S Class                   1.50%      0.83%      2.33%       $24        $267       $28        $306
New Discovery -- S Class                  1.50%      1.24%      2.74%       $28        $307       $32        $345
Research -- S Class                       1.50%      0.99%      2.49%       $25        $283       $29        $321
Research Growth and Income -- S Class     1.50%      1.13%      2.63%       $27        $296       $31        $335
Research International -- S Class         1.50%      1.53%      3.03%       $31        $335       $35        $371
Strategic Growth -- S Class               1.50%      1.19%      2.69%       $27        $302       $31        $340
Strategic Income -- S Class               1.50%      1.23%      2.73%       $28        $306       $32        $344
Technology -- S Class                     1.50%      1.17%      2.67%       $27        $300       $31        $338
Total Return -- S Class                   1.50%      0.95%      2.45%       $25        $279       $29        $318
Utilities -- S Class                      1.50%      1.05%      2.55%       $26        $289       $30        $327
Value -- S Class                          1.50%      1.12%      2.62%       $27        $295       $30        $334

      4. The performance chart appearing in Section 8, "Performance," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

 SUB-ACCOUNT                      2000     1999      1998     1997     1996     1995    1994     1993    1992     1991     1990
 -----------                    --------  -------  --------  -------  -------  ------  -------  ------  -------  ------  --------
 Bond -- S Class                  8.36%   (3.45)%      --       --       --       --      --       --      --       --       --
 Capital Appreciation --
  S Class                       (12.97)%  30.34%    26.44%   20.93%   19.30%   32.08%  (5.37)%  15.89%  11.15%   38.44%  (11.34)%
 Capital Opportunities --
  S Class                        (6.52)%  45.09%    24.72%   25.32%      --       --      --       --      --       --       --
 Emerging Growth -- S Class     (20.51)%  72.82%    31.51%   19.76%   14.99%      --      --       --      --       --       --
 Emerging Markets Equity --
  S Class                       (24.10)%  49.88%   (31.27)%   8.41%      --       --      --       --      --       --       --
 Global Asset Allocation --
  S Class                        (4.00)%  16.48%     4.64%    8.87%   13.89%   19.45%     --       --      --       --       --
 Global Governments --
  S Class                        (0.46)%  (6.85)%   13.42%   (2.58)%   2.75%   13.62%  (6.24)%  16.77%  (1.36)%  12.72%   11.29%
 Global Growth -- S Class       (14.65)%  64.46%    12.51%   13.25%   11.04%   13.90%   1.05%      --      --       --       --
 Global Total Return --
  S Class                         0.54%    6.53%    16.25%   11.60%   12.20%   15.80%     --       --      --       --       --
 Government Securities --
  S Class                        10.19%   (3.65)%    6.79%    6.78%   (0.24)%  15.53%  (3.95)%   6.70%   4.78%   13.79%    6.89%
 High Yield -- S Class           (8.40)%   4.98%    (1.21)%  11.17%   10.08%   14.93%  (4.02)%  15.62%  12.96%   45.03%  (15.96)%
 International Growth --
  S Class                        (9.41)%  32.98%     0.08%   (3.43)%     --       --      --       --      --       --       --
 International Investors
  Trust -- S Class               (4.07)%  15.24%    19.46%    4.59%    2.97%      --      --       --      --       --       --
 Managed Sectors -- S Class     (22.22)%  82.45%    10.32%   23.39%   15.47%   29.92%  (3.72)%   2.16%   4.55%   59.17%  (12.12)%
 Massachusetts Investors
  Growth Stock -- S Class        (7.76)%  33.44%       --       --       --       --      --       --      --       --       --
 Massachusetts Investors
  Trust -- S Class               (1.64)%   5.32%    21.65%   29.62%   23.16%   35.00%  (2.91)%   6.45%   3.69%      --       --
 Money Market -- S Class          4.13%    2.85%     3.14%    3.16%    3.01%    3.54%   1.82%    0.76%   1.46%    3.87%    5.89%
 New Discovery -- S Class        (1.36)%  57.45%       --       --       --       --      --       --      --       --       --
 Research -- S Class             (5.79)%  22.00%    21.45%   18.66%   21.60%   35.00%     --       --      --       --       --
 Research Growth and
  Income -- S Class               1.32%    6.27%    20.01%      --       --       --      --       --      --       --       --
 Research International --
  S Class                        (9.57)%  52.30%       --       --       --       --      --       --      --       --       --
 Strategic Growth -- S Class    (11.56)%  19.28%       --       --       --       --      --       --      --       --       --
 Strategic Income -- S Class      1.12%   21.38%       --       --       --       --      --       --      --       --       --
 Total Return -- S Class         14.79%    1.03%     9.76%   19.78%   12.00%   24.52%  (4.05)%  11.34%   6.40%   19.47%    0.80%
 Utilities -- S Class             5.14%   29.00%    15.50%   30.37%   18.17%   30.05%  (6.69)%     --      --       --       --
 Value -- S Class                28.03%    5.18%       --       --       --       --      --       --      --       --       --

      5. The "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is supplemented by adding the fees associated with the S
Class shares of the Funds as follows:

                                                    OTHER FUND                            TOTAL ANNUAL FUND
                                                     EXPENSES                                 EXPENSES
                                    MANAGEMENT        AFTER           12B-1 OR            AFTER AND BEFORE
FUND                                   FEES      REIMBURSEMENT(2)   SERVICE FEES          REIMBURSEMENT(2)
----                                ----------   ----------------   ------------  ---------------------------------
Bond -- S Class                       0.60%           0.12%             0.25%      0.97%
Capital Appreciation -- S Class       0.71%           0.04%             0.25%      1.00%
Capital Opportunities -- S Class      0.71%           0.08%             0.25%      1.04%
Emerging Growth -- S Class            0.69%           0.05%             0.25%      0.99%
Emerging Markets Equity --
  S Class                             1.25%           0.32%             0.25%      1.82%
Global Asset Allocation --
  S Class                             0.75%           0.15%             0.25%      1.15%
Global Governments -- S Class         0.75%           0.19%             0.25%      1.19%
Global Growth -- S Class              0.90%           0.14%             0.25%      1.29%
Global Health Sciences --
  S Class (3)                         1.00%           0.25%             0.25%      1.50%  [1.71%]
Global Telecommunications --
  S Class (3)                         1.00%           0.28%             0.25%      1.53%  [8.75%]
Global Total Return -- S Class        0.75%           0.16%             0.25%      1.16%
Government Securities -- S Class      0.55%           0.07%             0.25%      0.87%
High Yield -- S Class                 0.75%           0.08%             0.25%      1.08%
International Growth -- S Class       0.98%           0.26%             0.25%      1.49%
International Investors Trust --
  S Class                             0.98%           0.23%             0.25%      1.46%
International New Discovery --
  S Class (3)                         0.98%           0.25%             0.25%      1.48%  [1.69%]
Managed Sectors -- S Class            0.71%           0.05%             0.25%      1.01%
Massachusetts Investors Growth
  Stock -- S Class                    0.75%           0.06%             0.25%      1.06%
Massachusetts Investors Trust --
  S Class                             0.55%           0.05%             0.25%      0.85%
Mid Cap Growth -- S Class             0.75%           0.14%             0.25%      1.14%
Money Market -- S Class               0.50%           0.08%             0.25%      0.83%
New Discovery -- S Class              0.90%           0.09%             0.25%      1.24%
Research -- S Class                   0.69%           0.05%             0.25%      0.99%
Research Growth and Income --
  S Class                             0.75%           0.13%             0.25%      1.13%
Research International -- S Class     1.00%           0.28%             0.25%      1.53%
Strategic Growth -- S Class           0.75%           0.19%             0.25%      1.19%
Strategic Income -- S Class           0.75%           0.23%             0.25%      1.23%
Technology -- S Class                 0.75%           0.17%             0.25%      1.17%
Total Return -- S Class               0.66%           0.04%             0.25%      0.95%
Utilities -- S Class                  0.72%           0.08%             0.25%      1.05%
Value -- S Class                      0.75%           0.12%             0.25%      1.12%

      6. Footnote (2) to the "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is supplemented with the addition of the following fee reimbursements associated with S Class shares of the Funds:

Bond -- S Class                                               0.95%
Capital Appreciation -- S Class                               0.99%
Emerging Growth -- S Class                                    0.98%
Emerging Markets Equity -- S Class                            1.80%
Global Asset Allocation -- S Class                            1.14%
Global Governments -- S Class                                 1.18%
Global Growth -- S Class                                      1.28%
Global Telecommunications -- S Class                          1.50%
Global Total Return -- S Class                                1.15%
High Yield -- S Class                                         1.07%
International Growth -- S Class                               1.48%
Massachusetts Investors Trust -- S Class                      0.84%
Mid Cap Growth -- S Class                                     1.12%
Research Growth and Income -- S Class                         1.12%
Research International -- S Class                             1.52%
Strategic Growth -- S Class                                   1.17%
Strategic Income -- S Class                                   1.21%
Technology -- S Class                                         1.15%
Total Return -- S Class                                       0.94%
Utilities -- S Class                                          1.04%
Value -- S Class                                              1.11%

      7. Footnote (3) to the "Underlying Fund Annual Expenses" table appearing on page 6 of the Prospectus is replaced with the following paragraph:

    (3) MFS has contractually agreed to bear the expenses of each of the two classes (Initial Class and S Class) of the Global Health Science Series, Global Telecommunications Series, and International New Discovery
       Series such that "Other Fund Expenses," after taking into account the expense offset arrangement described in Footnote (2), above, do not exceed 0.25% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the Series Fund's Board of Directors; provided, however, that a Fund's contractual fee arrangement will terminate prior to May 1, 2002, in the event that the Fund's "Other Fund Expenses" equal or fall below 0.25% annually.

      8. The "Examples" presented on pages 7 and 8 of the Prospectus are supplemented by adding the following examples:

      If you do or do not surrender your Contract, or if you annuitize your Contract, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class                                                 $25        $ 77       $132       $281
Capital Appreciation -- S Class                                 $25        $ 78       $133       $284
Capital Opportunities -- S Class                                $26        $ 79       $135       $288
Emerging Growth -- S Class                                      $25        $ 78       $133       $283
Emerging Markets Equity -- S Class                              $33        $102       $173       $361
Global Asset Allocation -- S Class                              $27        $ 82       $141       $298
Global Governments -- S Class                                   $27        $ 84       $142       $302
Global Growth -- S Class                                        $28        $ 87       $147       $312
Global Health Sciences -- S Class                               $30        $ 93       $158       $332
Global Telecommunications -- S Class                            $31        $ 94       $159       $335
Global Total Return -- S Class                                  $27        $ 83       $141       $299
Government Securities -- S Class                                $24        $ 74       $127       $271
High Yield -- S Class                                           $26        $ 80       $137       $291
International Growth -- S Class                                 $30        $ 92       $157       $331
International Investors Trust -- S Class                        $30        $ 92       $156       $328
International New Discovery -- S Class                          $30        $ 92       $157       $330
Managed Sectors -- S Class                                      $25        $ 78       $134       $285
Massachusetts Investors Growth Stock -- S Class                 $26        $ 80       $136       $290
Massachusetts Investors Trust -- S Class                        $24        $ 73       $126       $269
Mid Cap Growth -- S Class                                       $27        $ 82       $140       $297
Money Market -- S Class                                         $24        $ 73       $125       $267
New Discovery -- S Class                                        $28        $ 85       $145       $307
Research -- S Class                                             $25        $ 78       $133       $283
Research Growth and Income -- S Class                           $27        $ 82       $140       $296
Research International -- S Class                               $31        $ 94       $159       $335
Strategic Growth -- S Class                                     $27        $ 84       $142       $302
Strategic Income -- S Class                                     $28        $ 85       $144       $306
Technology -- S Class                                           $27        $ 83       $141       $300
Total Return -- S Class                                         $25        $ 76       $131       $279
Utilities -- S Class                                            $26        $ 79       $136       $289
Value -- S Class                                                $27        $ 81       $139       $295

      If you do or do not surrender your Contract, or if you annuitize your Contract, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class                                                 $29        $ 89       $151       $319
Capital Appreciation -- S Class                                 $29        $ 90       $153       $322
Capital Opportunities -- S Class                                $30        $ 91       $155       $326
Emerging Growth -- S Class                                      $29        $ 89       $152       $321
Emerging Markets Equity -- S Class                              $37        $114       $192       $397
Global Asset Allocation -- S Class                              $31        $ 94       $160       $336
Global Governments -- S Class                                   $31        $ 95       $162       $340
Global Growth -- S Class                                        $32        $ 98       $167       $349
Global Health Sciences -- S Class                               $34        $104       $177       $368
Global Telecommunications -- S Class                            $35        $105       $178       $371
Global Total Return -- S Class                                  $31        $ 95       $161       $337
Government Securities -- S Class                                $28        $ 86       $146       $310
High Yield -- S Class                                           $30        $ 92       $157       $330
International Growth -- S Class                                 $34        $104       $176       $368
International Investors Trust -- S Class                        $34        $103       $175       $365
International New Discovery -- S Class                          $34        $104       $176       $367
Managed Sectors -- S Class                                      $29        $ 90       $153       $323
Massachusetts Investors Growth Stock -- S Class                 $30        $ 92       $156       $328
Massachusetts Investors Trust -- S Class                        $28        $ 85       $145       $308
Mid Cap Growth -- S Class                                       $31        $ 94       $160       $336
Money Market -- S Class                                         $28        $ 85       $144       $306
New Discovery -- S Class                                        $32        $ 97       $164       $345
Research -- S Class                                             $29        $ 89       $152       $321
Research Growth and Income -- S Class                           $31        $ 94       $159       $335
Research International -- S Class                               $35        $105       $178       $371
Strategic Growth -- S Class                                     $31        $ 95       $162       $340
Strategic Income -- S Class                                     $32        $ 97       $164       $344
Technology -- S Class                                           $31        $ 95       $161       $338
Total Return -- S Class                                         $29        $ 88       $150       $318
Utilities -- S Class                                            $30        $ 91       $155       $327
Value -- S Class                                                $30        $ 93       $159       $334

      THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

      9. The second paragraph under "Variable Account Options: The MFS/Sun Life Series Trust," beginning on page 10 of the Prospectus is replaced by the following:

      "The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 series (each, a "Fund"), each corresponding to one of the portfolios. Each Fund offers two share classes: an Initial Class and a Service Class (or "S Class"). The Contract provides for investment by the Sub-Accounts in both share classes of 29 of the Funds. (NEITHER SHARE CLASS OF THE INTERNATIONAL NEW DISCOVERY SERIES AND GLOBAL HEALTH SCIENCES SERIES ARE PRESENTLY AVAILABLE FOR SALE.) Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE MFS REGATTA ACCESS VARIABLE AND FIXED ANNUITY, AND THE CURRENT FUND PROSPECTUS AS SUPPLEMENTED. ALL SUPPLEMENTS AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ACCESS SUPP 08/2001

                        SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                   PROFILE DATED MAY 1, 2001, AS SUPPLEMENTED
                                      AND
                 PROSPECTUS DATED MAY 1, 2001, AS SUPPLEMENTED

                                      FOR

                               FUTURITY FOCUS II
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Beginning on August 27, 2001, with the addition of a new class of shares -- the "Service Class shares" -- to the MFS/Sun Life Series Trust ("the Series Fund"), the following 9 corresponding investment options will be added to the Futurity Focus II Variable and Fixed Annuity Contracts (the "Contracts"):

        MFS/Sun Life Capital Appreciation -- S Class
        MFS/Sun Life Emerging Growth -- S Class
        MFS/Sun Life Government Securities -- S Class
        MFS/Sun Life High Yield -- S Class
        MFS/Sun Life Massachusetts Investors Growth Stock -- S Class MFS/Sun Life Massachusetts Investors Trust -- S Class
        MFS/Sun Life New Discovery -- S Class
        MFS/Sun Life Total Return -- S Class
        MFS/Sun Life Utilities -- S Class

      This Supplement describes the fees and performance information associated with the Series Fund's Service Class (the "S Class") shares. The S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

      The INITIAL CLASS SHARES are only available to owners of a Futurity Focus II Variable and Fixed Annuity Contract who opened their Contracts BEFORE
August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

      Owners of a Futurity Focus II Variable and Fixed Annuity Contract who opened their Contracts ON OR AFTER August 27, 2001, will only be able to purchase S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

      As a result of the addition of the S Class shares, the Profile dated
May 1, 2001, as supplemented (the "Profile"), and the Prospectus dated May 1, 2001, as supplemented (the "Prospectus"), are further supplemented as follows:

      1. The list of the available Sub-Accounts appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the adding, under the heading "MFS/Sun Life
Series Trust" the 9 Sub-Accounts listed above.

      2. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

                                                                                  EXAMPLES:
                                  TOTAL      TOTAL                          TOTAL EXPENSE AT END
                                 ANNUAL      ANNUAL     TOTAL        NO RIDERS (A)        WITH RIDER (B)
                                INSURANCE     FUND      ANNUAL    -------------------   -------------------
SUB-ACCOUNTS                     CHARGES    EXPENSES   EXPENSES    1 YEAR    10 YEARS    1 YEAR    10 YEARS
------------                    ---------   --------   --------   --------   --------   --------   --------
MFS/Sun Life Capital
 Appreciation -- S Class          1.50%      1.00%       2.50%      $25        $284       $29        $322
MFS/Sun Life Emerging
 Growth -- S Class                1.50%      0.99%       2.49%      $25        $283       $29        $321
MFS/Sun Life Government
 Securities -- S Class            1.50%      0.87%       2.37%      $24        $271       $28        $310
MFS/Sun Life High Yield --
 S Class                          1.50%      1.08%       2.58%      $26        $291       $30        $330
MFS/Sun Life Massachusetts
 Investors Growth Stock --
 S Class                          1.50%      1.06%       2.56%      $26        $290       $30        $328
MFS/Sun Life Massachusetts
 Investors Trust -- S Class       1.50%      0.85%       2.35%      $24        $269       $28        $308
MFS/Sun Life New Discovery --
 S Class                          1.50%      1.24%       2.74%      $28        $307       $32        $345
MFS/Sun Life Total Return --
 S Class                          1.50%      0.95%       2.45%      $25        $279       $29        $318
MFS/Sun Life Utilities --
 S Class                          1.50%      1.05%       2.55%      $26        $289       $30        $327

      4. The performance chart appearing in Section 8, "Performance," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

 SUB-ACCOUNT                         2000     1999     1998     1997    1996     1995    1994     1993    1992    1991     1990
 -----------                       --------  -------  -------  ------  -------  ------  -------  ------  ------  ------  --------
 MFS/Sun Life Capital
  Appreciation -- S Class          (13.50)%  29.81%   25.95%   20.48%  18.84%   31.62%  (5.81)%  15.42%  11.10%  38.05%  (11.83)%
 MFS/Sun Life Emerging Growth --
  S Class                          (20.75)%  72.58%   31.35%   19.59%  14.87%      --      --       --      --      --       --
 MFS/Sun Life Government
  Securities -- S Class             10.04%   (3.80)%   6.70%    6.68%  (0.29)%  15.48%  (4.07)%   6.66%   4.81%  13.67%    6.87%
 MFS/Sun Life High Yield --
  S Class                           (8.47)%   4.91%   (1.15)%  11.21%  10.10%   14.85%  (3.93)%  15.57%  12.94%  44.93%  (15.76)%
 MFS/Sun Life Massachusetts
  Investors Growth Stock --
  S Class                           (7.94)%  33.26%      --       --      --       --      --       --      --      --       --
 MFS/Sun Life Massachusetts
  Investors Trust -- S Class        (1.82)%   5.14%   21.53%   29.49%  23.06%   34.88%  (3.00)%   6.37%   3.69%     --       --
 MFS/Sun Life New Discovery --
  S Class                           (1.54)%  57.29%      --       --      --       --      --       --      --      --       --
 MFS/Sun Life Total Return --
  S Class                           14.61%    0.88%    9.59%   19.70%  11.93%   24.36%  (4.10)%  11.22%   6.51%  19.34%    0.71%
 MFS/Sun Life Utilities --
  S Class                            5.13%   29.00%   15.52%   30.43%  18.28%   30.09%  (6.61)%     --      --      --       --

      5. The "Underlying Fund Annual Expenses" table appearing on pages 6 and 7 of the Prospectus is supplemented by adding the following S Class shares of the Series Fund:

                                                      OTHER                        TOTAL ANNUAL FUND
                                                  FUND EXPENSES                        EXPENSES
                                    MANAGEMENT        AFTER           12B-1 OR     AFTER AND BEFORE
FUND                                   FEES      REIMBURSEMENT(2)   SERVICE FEES   REIMBURSEMENT(2)
----                                ----------   ----------------   ------------   -----------------
MFS/ Sun Life Capital
  Appreciation -- S Class (9)         0.71%           0.04%             0.25%            1.00%
MFS/ Sun Life Emerging Growth --
  S Class (9)                         0.69%           0.05%             0.25%            0.99%
MFS/ Sun Life Government
  Securities -- S Class               0.55%           0.07%             0.25%            0.87%
MFS/ Sun Life High Yield --
  S Class (9)                         0.75%           0.08%             0.25%            1.08%
MFS/ Sun Life Massachusetts
  Investors Growth Stock --
  S Class                             0.75%           0.06%             0.25%            1.06%
MFS/ Sun Life Massachusetts
  Investors Trust --
  S Class (9)                         0.55%           0.05%             0.25%            0.85%
MFS/ Sun Life New Discovery --
  S Class                             0.90%           0.09%             0.25%            1.24%
MFS/ Sun Life Total Return --
  S Class (9)                         0.66%           0.04%             0.25%            0.95%
MFS/ Sun Life Utilities --
  S Class (9)                         0.72%           0.08%             0.25%            1.05%

------------------------

      6. Footnote (9) to the "Underlying Fund Annual Expenses" table appearing on page 8 of the Prospectus is supplemented with the addition of the following S class shares of the Series Fund:

    Capital Appreciation -- S Class                           0.99%
    Emerging Growth -- S Class                                0.98%
    High Yield -- S Class                                     1.07%
    Massachusetts Investors Trust -- S Class                  0.84%
    Total Return -- S Class                                   0.94%
    Utilities -- S Class                                      1.04%

      7. The "Examples" presented on pages 9 through 11 of the Prospectus are supplemented by adding the following examples:

      If you do or do not surrender your Contract, or it you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class                    $25        $78        $133       $284
MFS Sun Life Emerging Growth -- S Class                         $25        $78        $133       $283
MFS Sun Life Government Securities -- S Class                   $24        $74        $127       $271
MFS Sun Life High Yield -- S Class                              $26        $80        $137       $291
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class                                                       $26        $80        $136       $290
MFS Sun Life Massachusetts Investors Trust- S Class             $24        $73        $126       $269
MFS Sun Life New Discovery -- S Class                           $28        $85        $145       $307
MFS Sun Life Total Return -- S Class                            $25        $76        $131       $279
MFS Sun Life Utilities -- S Class                               $26        $79        $136       $289

      If you do or do not surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class                    $29        $90        $153       $322
MFS Sun Life Emerging Growth -- S Class                         $29        $89        $152       $321
MFS Sun Life Government Securities -- S Class                   $28        $86        $146       $310
MFS Sun Life High Yield -- S Class                              $30        $92        $157       $330
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class                                                       $30        $92        $156       $328
MFS Sun Life Massachusetts Investors Trust- S Class             $28        $85        $145       $308
MFS Sun Life New Discovery -- S Class                           $32        $97        $164       $345
MFS Sun Life Total Return -- S Class                            $29        $88        $150       $318
MFS Sun Life Utilities -- S Class                               $30        $91        $155       $327

      THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE FUTURITY FOCUS II VARIABLE AND FIXED ANNUITY, AND ALL CURRENT FUND PROSPECTUSES AS SUPPLEMENTED. ALL SUPPLEMENTS AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FUT502

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION

     Attached hereto and made a part hereof is a Supplement to the Statement of Additional Information dated May 1, 2001 (incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-31248) filed April 23, 2001) for each of the following:


          MFS Regatta Access Variable and Fixed Annuity
          Futurity Focus II Variable and Fixed Annuity

                         SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

                                       FOR

                               MFS REGATTA ACCESS
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



         Beginning on August 27, 2001, with the addition of a new class of shares - the "Service Class shares" - to the MFS/Sun Life Series Trust ("the Series Fund"), the following 31 corresponding Sub-Accounts will be added to the MFS Regatta Access Variable and Fixed Annuity Contracts (the "Contracts"):


Bond - S Class                                     Managed Sectors - S Class
Capital Appreciation - S Class                     Massachusetts Investors Growth Stock - S Class
Capital Opportunities- S Class                     Massachusetts Investors Trust - S Class
Emerging Growth - S Class                          Mid Cap Growth - S Class
Emerging Markets Equity - S Class                  Money Market - S Class
Global Asset Allocation - S Class                  New Discovery - S Class
Global Governments - S Class                       Research - S Class
Global Growth - S Class                            Research Growth and Income - S Class
Global Health Sciences - S Class                   Research International - S Class
Global Telecommunications - S Class                Strategic Growth - S Class
Global Total Return - S Class                      Strategic Income - S Class
Government Securities - S Class                    Technology - S Class
High Yield - S Class                               Total Return - S Class
International Growth - S Class                     Utilities - S Class
International Investors Trust - S Class            Value - S Class
International New Discovery - S Class


         This Supplement contains the performance information associated with the Series Fund's Service Class (the "S Class") shares. The S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

         The INITIAL CLASS SHARES are only available to owners of a MFS Regatta Access Variable and Fixed Annuity Contract who opened their Contracts BEFORE August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

         Owners of a MFS Regatta Access Variable and Fixed Annuity Contract who opened their Contracts ON OR after August 27, 2001, will only be able to purchase S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

         At present, the INTERNATIONAL NEW DISCOVERY SERIES and GLOBAL HEALTH SCIENCES SERIES of the MFS/Sun Life Series Trust are not available for sale and, therefore, neither share class of these two Series is available for investment. We do not know at this time when or if these two Series will be made available. YOUR INVESTMENT DECISION TO PURCHASE A CONTRACT SHOULD NOT ASSUME THE FUTURE AVAILABILITY OF THESE SERIES.

         As a result of the addition of the S Class shares, the Statement of Additional Information for the MFS Regatta Access Variable and Fixed Annuity Contract, dated May 1, 2001 (the "SAI") is supplemented as follows:


              1. The Standardized Average Annual Total Return charts, appearing on the second page of the SAI, are supplemented by adding the following Sub-Accounts:

                                                       SEC
                                                    INCEPTION      1 YEAR      5 YEAR      10 YEAR      LIFE
                                                      DATE         PERIOD      PERIOD      PERIOD       LOAD
                                                     ------        ------      ------      ------       ----
Bond - S Class - CL6                               05/06/1998        7.98                               3.49
Capital Appreciation - S Class - CL6               11/30/1989      -13.47       15.17       16.10      13.04
Capital Opportunities - S Class - CL6              06/03/1996       -7.28                              19.39
Emerging Growth - S Class - CL6                    05/01/1995      -21.15       19.38                  21.63
Emerging Markets Equity - S Class - CL6            06/05/1996      -24.36                              -4.06
Global Asset Allocation - S Class - CL6            11/07/1994       -4.31        7.43                   9.12
Global Governments - S Class - CL6                 11/30/1989       -0.78        0.75        3.56       4.43
Global Growth - S Class - CL6                      11/16/1993      -15.03       14.31                  12.87
Global Total Return - S Class - CL6                11/07/1994        0.21        8.98                   9.81
Government Securities - S Class - CL6              11/30/1989        9.75        3.49        5.16       5.23
High Yield - S Class - CL6                         11/30/1989       -8.80        2.69        8.95       6.18
International Growth - S Class - CL6               06/03/1996       -9.81                               2.34
International Investors Trust - S Class - CL6      10/02/1995       -4.39        7.00                   6.81
Managed Sectors - S Class - CL6                    11/30/1989      -22.56       17.00       16.49      13.25
Massachusetts Investors Growth Stock               05/06/1998       -8.50                              14.94
       - S Class - CL6
Massachusetts Investors Trust                      10/31/1991       -2.30       14.45                  12.75
       - S Class - CL6
Money Market - S Class - CL6                       11/30/1989        3.70        2.90        2.43       2.74
New Discovery - S Class - CL6                      05/06/1998       -1.94                              19.54
Research - S Class - CL6                           11/07/1994       -6.35       14.52                  16.89
Research Growth and Income                         05/12/1997        0.95                               9.50
       - S Class - CL6
Research International - S Class - CL6             05/06/1998       -9.97                               9.32
Strategic Growth - S Class - CL6                   11/01/1999      -12.02                               6.02
Strategic Income - S Class - CL6                   05/06/1998        0.78                              0.82
Total Return - S Class - CL6                       11/30/1989       14.24       10.85       10.80       9.80
Utilities - S Class - CL6                          11/16/1993        4.50       18.73                  15.74
Value - S Class - CL6                              05/06/1998       27.45                             12.87

             2. The Non-Standardized Average Annual Total Return charts, beginning on page 3 of the SAI, are supplemented by adding the following Sub-Accounts:

                                                      FUND
                                                    INCEPTION      1 YEAR     5 YEAR      10 YEAR      LIFE
                                                      DATE         PERIOD     PERIOD       PERIOD      LOAD
                                                     --------      ------     ------      --------     -----
Bond - S Class - CL6                               05/05/1998        8.02                               3.53
Capital Appreciation - S Class - CL6               08/13/1985      -13.22       15.35       16.23      14.13
Capital Opportunities - S Class - CL6              06/03/1996       -6.80                              19.74
Emerging Growth - S Class - CL6                    05/01/1995      -20.74       19.67                  21.89
Emerging Markets Equity - S Class - CL6            06/05/1996      -24.31                              -4.00
Global Asset Allocation - S Class - CL6            11/07/1994       -4.29        7.45                   9.13
Global Governments - S Class - CL6                 05/16/1988       -0.76        0.78        3.58       4.53
Global Growth - S Class - CL6                      11/16/1993      -14.90       14.41                  12.97
Global Total Return - S Class - CL6                11/07/1994        0.23        9.00                   9.83
Government Securities - S Class - CL6              08/12/1985        9.85        3.59        5.23       6.06
High Yield - S Class - CL6                         08/13/1985       -8.67        2.80        9.02       6.12
International Growth - S Class - CL6               06/03/1996       -9.68                               2.49
International Investors Trust - S Class - CL6      10/02/1995       -4.36        7.02                   6.84
Managed Sectors - S Class - CL6                    05/27/1988      -22.44       17.09       16.56      15.26
Massachusetts Investors Growth Stock               05/05/1998       -8.03                              15.37
       - S Class - CL6
Massachusetts Investors Trust                      12/05/1986       -1.93       14.70       14.33      11.88
       - S Class - CL6
Money Market - S Class - CL6                       08/29/1985        3.80        3.00        2.53       3.35
New Discovery - S Class - CL6                      05/05/1998       -1.66                              19.82
Research - S Class - CL6                           11/07/1994       -6.07       14.72                  17.08
Research Growth and Income                         05/12/1997        1.00                               9.55
       - S Class - CL6
Research International - S Class - CL6             05/05/1998       -9.83                               9.47
Strategic Growth - S Class - CL6                   11/01/1999      -11.82                               6.36
Strategic Income - S Class - CL6                   05/05/1998        0.81                               0.85
Total Return - S Class - CL6                       05/16/1988       14.42       11.00       10.92      10.20
Utilities - S Class - CL6                          11/16/1993        4.81       18.95                  15.98
Value - S Class - CL6                              05/05/1998       27.61                              13.04

             3. The Non-Standardized Compound Growth Rate charts, beginning on page 4 of the SAI, are supplemented by adding the following Sub-Accounts:

                                                      FUND
                                                    INCEPTION      1 YEAR      5 YEAR      10 YEAR      LIFE
                                                      DATE         PERIOD      PERIOD      PERIOD       LOAD
                                                    -------        ------      ------      -------      ----
Bond - S Class - CL6                               05/05/1998        7.98                               3.49
Capital Appreciation - S Class - CL6               08/13/1985      -13.47       15.17       16.10      14.00
Capital Opportunities - S Class - CL6              06/03/1996       -7.28                              19.39
Emerging Growth - S Class - CL6                    05/01/1995      -21.15       19.38                  21.63
Emerging Markets Equity - S Class - CL6            06/05/1996      -24.36                              -4.06
Global Asset Allocation - S Class - CL6            11/07/1994       -4.31        7.43                   9.12
Global Governments - S Class - CL6                 05/16/1988       -0.78        0.75        3.56       4.39
Global Growth - S Class - CL6                      11/16/1993      -15.03       14.31                  12.87
Global Total Return - S Class - CL6                11/07/1994        0.21        8.98                   9.81
Government Securities - S Class - CL6              08/12/1985        9.75        3.49        5.16       5.90
High Yield - S Class - CL6                         08/13/1985       -8.80        2.69        8.95       5.96
International Growth - S Class - CL6               06/03/1996       -9.81                               2.34
International Investors Trust - S Class - CL6      10/02/1995       -4.39        7.00                   6.81
Managed Sectors - S Class - CL6                    05/27/1988      -22.56       17.00       16.49      15.14
Massachusetts Investors Growth Stock                                                                   14.94
       - S Class - CL6                             05/05/1998       -8.50
Massachusetts Investors Trust
       - S Class - CL6                             12/05/1986       -2.30       14.45       14.13      11.71
Money Market - S Class - CL6                       08/29/1985        3.70        2.90        2.43       3.18
New Discovery - S Class - CL6                      05/05/1998       -1.94                              19.54
Research - S Class - CL6                           11/07/1994       -6.35       14.52                  16.89
Research Growth and Income
       - S Class - CL6                             05/12/1997        0.95                               9.50
Research International - S Class - CL6             05/05/1998       -9.97                               9.32
Strategic Growth - S Class - CL6                   11/01/1999      -12.02                               6.02
Strategic Income - S Class - CL6                   05/05/1998        0.78                               0.82
Total Return - S Class - CL6                       05/16/1988       14.24       10.85       10.80      10.02
Utilities - S Class - CL6                          11/16/1993        4.50       18.73                  15.74
Value - S Class - CL6                              05/05/1998       27.45                              12.87

                         SUPPLEMENT DATED AUGUST 1, 2001

                                       TO


                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

                                       FOR

                                FUTURITY FOCUS II
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


         Beginning on August 27, 2001, with the addition of a new class of shares - the "Service Class shares" - to the MFS/Sun Life Series Trust ("the Series Fund"), the following 9 corresponding investment options will be added to the Futurity Focus II Variable and Fixed Annuity Contracts (the "Contracts"):

          MFS/Sun Life Capital Appreciation - S Class
          MFS/Sun Life Emerging Growth - S Class
          MFS/Sun Life Government Securities - S Class
          MFS/Sun Life High Yield - S Class
          MFS/Sun Life Massachusetts Investors Growth Stock - S Class MFS/Sun Life Massachusetts Investors Trust - S Class
          MFS/Sun Life New Discovery - S Class
          MFS/Sun Life Total Return - S Class
          MFS/Sun Life Utilities - S Class

         This Supplement contains the performance information associated with the Series Fund's Service Class (the "S Class") shares. The S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

         The INITIAL CLASS SHARES are only available to owners of a Futurity Focus II Variable and Fixed Annuity Contract who opened their Contracts BEFORE August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

         Owners of a Futurity Focus II Variable and Fixed Annuity Contract who opened their Contracts ON OR AFTER August 27, 2001, will only be able to purchase S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

         As a result of the addition of the S Class shares, the Statement of Additional Information for the Futurity Focus II Variable and Fixed Annuity Contract, dated May 1, 2001 (the "SAI") is supplemented as follows:

              1. The standardized average annual total return charts, appearing on the second page of the SAI, are supplemented by adding the following Sub-Accounts:

                                                                                      10 YEAR      FUTURITY
                                                          1 YEAR        5 YEAR        PERIOD OR    INCEPTION
1.80%                                                     PERIOD        PERIOD        LIFE (1)     DATE
-----                                                     ------        ------        --------     ----
MFS/Sun Life Capital Appreciation
        - S Class                                         (13.85%)       14.88%       15.93%       11/30/89
MFS/Sun Life Emerging Growth
        - S Class                                         (21.07%)       19.43%       21.67%       05/01/95
MFS/Sun Life High Yield - S Class                         (8.84%)        2.65%         8.90%       11/30/89
MFS/Sun Life Utilities - S Class                           4.71%         18.85%       15.87%       11/16/93
MFS/Sun Life Government Securities
        - S Class                                          9.60%         3.33%         5.03%       11/30/89
MFS/Sun Life Total Return - S Class                        14.14%        10.77%       10.74%       11/30/89
MFS/Sun Life Massachusetts Investors
        Trust - S Class                                   (2.21%)        14.48%       12.78%       10/31/91
MFS/Sun Life New Discovery
        - S Class                                         (1.94%)                     19.58%       05/06/98
MFS/Sun Life Massachusetts Investors
        Growth Stock - S Class                            (8.31%)                     14.96%       05/06/98

         2. The non-standardized investment performance charts, beginning on page 3 of the SAI, are supplemented by adding the following Sub-Accounts:


$10,000 INVESTED IN THIS FUND      . . . WOULD HAVE GROWN TO THIS AMOUNT UNDER A
FUTURITY FOCUS II CONTRACT,                                 ON DECEMBER 31, 2000
THIS MANY YEARS AGO . . .


1.80%
-----

           MFS/SUN LIFE CAPITAL APPRECIATION  - S CLASS                       MFS SUN LIFE EMERGING GROWTH - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND   NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH      OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE     YEARS          PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00    $8,678.27     -13.22%    -13.22%      1     12/31/99 - 12/31/00    $7,926.14     -20.74%    -20.74%
  2      12/31/98 - 12/31/00   $11,274.49      12.74%      6.18%      2     12/31/98 - 12/31/00   $13,651.60      36.52%     16.84%
  3      12/31/97 - 12/31/00   $14,213,03      42.13%     12.43%      3     12/31/97 - 12/31/00   $17,905.27      79.05%     21.43%
  4      12/31/96 - 12/31/00   $17,143.76      71.44%     14.43%      4     12/31/96 - 12/31/00   $21,385.17     113.85%     20.93%
  5      12/31/95 - 12/31/00   $20,397.52     103.98%     15.32%      5     12/31/95 - 12/31/00   $24,536.50     145.36%     19.66%
 10      12/31/90 - 12/31/00   $45,077.27     350.77%     16.25%

Life     06/12/85 - 12/31/00   $78,180.22     661.60%     13.94%    Life    05/01/95 - 12/31/00   $30,689.20     206.89%     21.87%

         MFS SUN LIFE GOVERNMENT SECURITIES - S CLASS                                 MFS SUN LIFE HIGH YIELD - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND   NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH      OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE     YEARS         PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00   $10,984.51       9.85%    9.85%         1    12/31/99 - 12/31/00    $9,132.13      -8.68%     -8.68%
  2      12/31/98 - 12/31/00   $10,552.11       5.52%    2.72%         2    12/31/98 - 12/31/00    $9,557.09      -4.43%     -2.24%
  3      12/31/97 - 12/31/00   $11,239.39      12.39%    3.97%         3    12/31/97 - 12/31/00    $9,424.05      -5.76%     -1.96%
  4      12/31/96 - 12/31/00   $11,969.71      19.70%    4.60%         4    12/31/96 - 12/31/00   $10,453.94       4.54%      1.12%
  5      12/31/95 - 12/31/00   $11,916.12      19.16%    3.57%         5    12/31/95 - 12/31/00   $11,479.61      14.80%      2.80%
 10      12/31/90 - 12/31/00   $16,631.02      66.31%    5.22%        10    12/31/90 - 12/31/00   $23,651.38     136.51%      8.99%

Life     06/12/85 - 12/31/00   $24,602.63     146.03%    5.96%       Life   06/12/85 - 12/31/00   $24,761.34     147.61%      6.00%


   MFS SUN LIFE MASSACHUSETTS INVESTORS GROWTH STOCK - S CLASS           MFS SUN LIFE MASSACHUSETTS INVESTORS TRUST - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND   NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH      OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE     YEARS          PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00    $9,195.97     -8.04%     -8.04%        1    12/31/99 - 12/31/00    $9,806.45      -1.94%     -1.94%
  2      12/31/98 - 12/31/00   $12,231.70     22.32%     10.60%        2    12/31/98 - 12/31/00   $10,295.39       2.95%      1.47%
                                                                       3    12/31/97 - 12/31/00   $12,489.99      24.90%      7.60%
                                                                       4    12/31/96 - 12/31/00   $16,142.81      61.43%     12.72%
                                                                       5    12/31/95 - 12/31/00   $19,827.68      98.28%     14.67%
                                                                      10    12/31/90 - 12/31/00   $38,107.60     281.08%     14.31%

Life     05/06/98 - 12/31/00   $14,565.04     45.65%     15.22%      Life   11/14/86 - 12/31/00   $48,341.42     383.41%     11.80%

       MFS SUN LIFE MASSACHUSETTS NEW DISCOVERY - S CLASS                 MFS SUN LIFE MASSACHUSETTS TOTAL RETURN - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND   NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH      OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE     YEARS          PERIODS           AMOUNT        RATE       RATE
1        12/31/99 - 12/31/00    $9,834.38     -1.66%     -1.66%      1      12/31/99 - 12/31/00   $11,442.37      14.42%    14.42%
2        12/31/98 - 12/31/00   $15,434.67     54.35%     24.24%      2      12/31/98 - 12/31/00   $11,527.23      15.27%     7.36%
                                                                     3      12/31/97 - 12/31/00   $12,613.06      26.13%     8.05%
                                                                     4      12/31/96 - 12/31/00   $15,070.57      50.71%    10.80%
                                                                     5      12/31/95 - 12/31/00   $16,842.20      68.42%    10.99%
                                                                     10     12/31/90 - 12/31/00   $28,178.82     181.79%    10.92%

Life     05/06/98 - 12/31/00   $16,171.36     61.71%     19.85%      Life   05/11/88 - 12/31/00   $34,049.98     240.50%    10.18%


         MFS SUN LIFE MASSACHUSETTS UTILITIES - S CLASS

NUMBER                                      CUMULATIVE  COMPOUND
  OF                                          GROWTH     GROWTH
YEARS          PERIODS           AMOUNT        RATE       RATE
  1      12/31/99 - 12/31/00   $10,480.77       4.81%     4.81%
  2      12/31/98 - 12/31/00   $13,476.47      34.76%    16.09%
  3      12/31/97 - 12/31/00   $15,517.22      55.17%    15.77%
  4      12/31/96 - 12/31/00   $20,173.34     101.73%    19.18%
  5      12/31/95 - 12/31/00   $23,782.97     137.83%    18.92%

Life     11/16/93 - 12/31/00   $28,696.57     186.97%    15.95%

                                       PART C

                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS


         (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-31248) filed April 23, 2001:


             A. Condensed Financial Information - Accumulation Unit Values (Part A)

             B.     Financial Statements of the Depositor (Part B)
                    Audited:


                       1. Consolidated Statements of Income, Years Ended December 31, 2000, 1999, and 1998;
                       2. Consolidated Balance Sheets, December 31, 2000 and 1999;
                       3. Consolidated Statements of Comprehensive Income, Years Ended December 31, 2000, 1999, and 1998;
                       4. Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2000, 1999, and 1998;
                       5. Consolidated Statements of Cash Flows, Years Ended December 31, 2000, 1999, and 1998;
                       6.     Notes to Consolidated Financial Statements; and
                       7.     Independent Auditors' Report.

             C.     Financial Statements of the Registrant (Part B)

                       1.     Statement of Condition, December 31, 2000;
                       2.     Statement of Operations, Year Ended December 31,
                              2000;
                       3. Statements of Changes in Net Assets, Years Ended December 31, 2000 and December 31, 1999;
                       4.     Notes to Financial Statements; and
                       5.     Independent Auditors' Report.

         (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

              (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14,
                              1997);

              (2)             Not Applicable;

              (3)(a) Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                 (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998); and

                 (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

              (4)(a) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (Filed as
                              Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-31248 (Filed June 14, 2000);

                 (b) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Filed as Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-31248 (Filed June 14, 2000);

                 (c) Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-31248 (Filed June 14, 2000);

                 (d) Form of Revised Specification Page to be issued in connection with Certificate; filed as Exhibit 4(b);

                 (e) Form of Revised Specification Page to be issued in connection with Individual Annuity Contract; filed as Exhibit 4(c);


              (5)(a)          Form of Application to be used with
                              Contracts filed as Exhibits 4(a), 4(b) and 4(c) (Filed as Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-31248 (Filed June 14, 2000);


                 (b) Form of Revised Application to be used with Certificate; filed as Exhibit 4(b) and Contract (Filed as Exhibit 4(c);

              (6)(a) Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14,
                              1997);

                 (b) By-Laws of the Depositor, as amended effective as of January 1, 2000 (Filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant, File No. 333-05846, filed on June 9, 2000);

              (7)             Not Applicable;

              (8)(a) Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as
                              Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 26,
                              1999);

                 (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                    (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                              Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (c) Form of Fund Participation Agreement between Depositor and J.P. Morgan Services Trust II (Filed as Exhibit 8(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (f) Form of Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

                 (g) Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as
                              Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

                 (h) Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3,
                              2000);


                 (i) Form of Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File
                              No. 333-82957, filed July 27, 2001.)

                 (j) Form of Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment
                              Funds, Inc. INVESCO Funds Group, Inc., and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File
                              No. 333-82957, filed July 27, 2001.

                 (k)(i)       Form of Participation Agreement dated
                              December 1, 1996 by and among Sun Life
                              Assurance Company of Canada (U.S.), Variable
                              Insurance Products Funds, and Fidelity
                              Distributors Corporation. (Incorporated by reference form Pre-Effective Amendment No. 1 to the Registraion Statement on Form S-6, File No. 333-13087, filed January 1, 1997).

                 (k)(ii) Form of Amendment No. 1 dated May 1, 2001 to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001).

                 (l)          Form of Participation Agreement dated May 1,
                              2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001).



              (9) Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Filed as Exhibit 9 to the Registration Statement on Form N-4, File No. 333-31248, filed on February 28, 2000);

             (10)         (a) Consent of Independent Auditors*;
                          (b) Representation by counsel*;

             (11) Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 22, 2000);

             (12)             Not Applicable;

             (13) Schedule for Computation of Performance Quotations (Incorporated by reference to
                              Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on
                              April 29, 1998);

             (14)             Not Applicable;


             (15) Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 File No. 333-30844, filed February 9, 2001);

             (16) Organizational Chart (Incorporated by reference from Exhibit 16 to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 333-30844, filed on February 9, 2001)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and                             Principal Positions and Offices
          Business Address                     with Depositor
          ----------------                     --------------

          Donald A. Stewart                    Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          C. James Prieur                      Vice Chairman and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          James A. McNulty, III                President and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          David D. Horn                        Director
          Strong Road
          New Vineyard, ME 04956

          Angus A. MacNaughton                 Director
          Genstar Investment Corporation
          555 California Street, Suite 4850
          San Francisco, CA 94104

          S. Caesar Raboy                      Director
          220 Boylston Street
          Boston, MA 02110

          William W. Stinson                   Director
          Canadian Pacific Limited
          1800 Bankers Hall, East Tower
          855 - 2nd Street S.W.
          Calgary, Alberta
          Canada T2P 4ZS

          James C. Baillie                     Director
          Torys
          Suite 300, Maritime Life Tower
          Toronto, Ontario  M5K1N2

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          James M.A. Anderson                Vice President, Investments
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Peter F. Demuth                    Vice President and Chief Counsel
          One Sun Life Executive Park        and Assistant Secretary
          Wellesley Hills, MA 02481

          Ronald J. Fernandes                Vice President, Retirement
          One Sun Life Executive Park        Products and Services
          Wellesley Hills, MA 02481

          Ellen B. King                      Senior Counsel and Secretary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Davey S. Scoon                     Vice President, Finance and
          One Sun Life Executive Park        Treasurer
          Wellesley Hills, MA 02481

          Robert P. Vrolyk                   Vice President and
          One Sun Life Executive Park        Actuary
          Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organization chart of Sun Life Assurance Company of Canada is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001.

      None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS


     As of July 13, 2001, there were 1,938 qualified and 3,375 non-qualified Contracts issued by the Depositor with respect to the Securities registered pursuant to this Registration Statement.


Item 28. INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.


     Name and Principal                      Positions and Offices
     Business Address*                       with Underwriter
     ----------------                        ----------------
     William Franca.....................     President
     Davey S. Scoon.....................     Treasurer and Director
     Michael L. Gentile ................     Vice President
     Imants Saksons.....................     Vice President
     James M.A. Anderson................     Director
     Ronald J. Fernandes................     Director
     James A. McNulty, III..............     Director
     George E. Maden....................     Secretary and Clerk
     William T. Evers...................     Assistant Secretary and Clerk
     Maura A. Murphy....................     Assistant Secretary and Clerk
     Norton A. Goss, II.................     Vice President & Chief Compliance Officer
     Stephen J. Yarina..................     Tax Officer



-------------
* The principal business address of all directors and officers of the principal underwriter except Messrs. Fernandes, Goss and Franca is One
Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs. Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.

(a)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, and One Copley Place, Boston, Massachusetts 02116, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

     Not Applicable.

Item 32. UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 4 to the Registration Statement and has caused this Post-Effective
Amendment to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 27th day of July, 2001.


                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                                (Registrant)

                                SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Depositor)

                                By:  /s/  JAMES A. McNULTY, III
                                     ----------------------------
                                     James A. McNulty, III
                                     President


Attest: /s/ SANDRA M. DADALT
----------------------------
     Sandra M. DaDalt
     President and Senior Counsel


      As required by the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.



SIGNATURE                                TITLE                                           DATE
-------------------------------------    ------------------------------------            --------------
/s/ JAMES A. McNULTY, III                President and Director                          July 27, 2001
-------------------------------------    (Principal Executive Officer)
James A. McNulty, III


/s/ DAVEY S. SCOON                       Vice President, Finance                         July 27, 2001
-------------------------------------    and Treasurer
Davey S. Scoon                           (Principal Financial and Accounting Officer)


/s/ SANDRA M. DADALT                     Attorney-in-Fact for:                           July 27, 2001
-------------------------------------    Donald A. Steward, Chairman and Director
Sandra M. DaDalt                         C. James Prieur, Vice Chairman and Director
                                         James C. Baillie, Director
                                         David D. Horn, Director
                                         Angus A. MacNaughton, Director
                                         S. Caesar Raboy, Director
                                         William W. Stinson, Director

                                   EXHIBIT INDEX



(10)(a)          Consent of Independent Auditors

(10)(b)          Representation of Counsel